FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:  811-04707

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Fidelity Advisor Series II

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31, 10/31, 12/31

DATE OF REPORTING PERIOD: 07/01/2009 - 06/30/2010

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series II

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/16/2010 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2009 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ADVISOR INTERMEDIATE BOND FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR MORTGAGE SECURITIES FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR MUNICIPAL INCOME FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ILLINOIS HEALTH FACS AUTH REV MEETING DATE: FEB 5, 2010
TICKER: SECURITY ID: 45200PVM6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent To The Proposed Amendment Set Forth In The Memorandum Regarding Notice Of Amendment And Solicitation Of Bondholder Consent Dated December 29, 2009 From The Bank Of New York Mellon Trust Company, N.A., As Bond Trustee	Management	For	Against

VOTE SUMMARY REPORT
FIDELITY ADVISOR SHORT FIXED-INCOME FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ADVISOR STRATEGIC INCOME FUND
07/01/2009 - 06/30/2010

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

AMSTEL CORPORATE LOAN OFFERING 2007 - 1 MEETING DATE: MAY 20, 2010
TICKER: SECURITY ID: N04618158
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Authorize and Empower Trustee to Engage in Numerous Actions, Discharge Trustee From All Liability Under Trust Deed or Notes	Management	For	Did Not Vote

ARRAN RESIDENTIAL MORTGAGES FUNDING NO.1 PLC MEETING DATE: SEP 10, 2009
TICKER: ARNRM SECURITY ID: G05503AH3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Auth. Trustee to Enter Into a Master Amendment Deed; Sanctions Every Abrogation of Noteholders' Rights; Discharge Trustee from Any Liability; Auth. Trustee to Concur in the Proposal, Modifications and Amendments	Management	For	For

ASSICURAZIONI GENERALI SPA MEETING DATE: FEB 24, 2010
TICKER: G SECURITY ID: T0516JAC8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Common Representative of Bondholders	Management	None	Did Not Vote
2	Approve Common Representative Remuneration	Management	None	Did Not Vote

ATLANTIA SPA MEETING DATE: DEC 22, 2009
TICKER: ATL SECURITY ID: T05404AA5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Common Representative for the Three-Year Period 2009-2011 and Approve His Remuneration	Management	For	Did Not Vote

CELANESE CORPORATION MEETING DATE: APR 22, 2010
TICKER: CE SECURITY ID: 150870103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director David N. Weidman	Management	For	For
2	Elect Director Mark C. Rohr	Management	For	For
3	Elect Director Farah M. Walters	Management	For	For
4	Ratify Auditors	Management	For	For

CIT GROUP INC. MEETING DATE: MAY 11, 2010
TICKER: CIT SECURITY ID: 125581801
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director: John A. Thain	Management	For	For
1.2	Elect Director: Michael J. Embler	Management	For	For
1.3	Elect Director William M. Freeman	Management	For	For
1.4	Elect Director: Arthur B. Newman	Management	For	For
1.5	Elect Director: Daniel A. Ninivaggi	Management	For	For
1.6	Elect Director: R. Brad Oates	Management	For	For
1.7	Elect Director: Marianne Miller Parrs	Management	For	For
1.8	Elect Director: Gerald Rosenfeld	Management	For	For
1.9	Elect Director: John R. Ryan	Management	For	For
1.10	Elect Director: Seymour Sternberg	Management	For	For
1.11	Elect Director: Peter J. Tobin	Management	For	For
1.12	Elect Director: Laura S. Unger	Management	For	For
2	Ratify Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For

CONSTAR INTERNATIONAL, INC. MEETING DATE: NOV 5, 2009
TICKER: CNSTQ SECURITY ID: 21036U206
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Balduino	Management	For	For
1.2	Elect Director Eric A. Balzer	Management	For	For
1.3	Elect Director Michael J. Hoffman	Management	For	For
1.4	Elect Director Lawrence V. Jackson	Management	For	For
1.5	Elect Director Ruth J. Mack	Management	For	For
1.6	Elect Director L. White Matthews, III	Management	For	For
1.7	Elect Director Jason L. Pratt	Management	For	For
2	Approve Omnibus Stock Plan	Management	For	For
3	Ratify Auditors	Management	For	For

DELTA AIR LINES, INC. MEETING DATE: JUN 30, 2010
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Elect Director Richard H. Anderson	Management	For	For
2	Elect Director Edward H. Bastian	Management	For	For
3	Elect Director Roy J. Bostock	Management	For	For
4	Elect Director John S. Brinzo	Management	For	For
5	Elect Director Daniel A. Carp	Management	For	For
6	Elect Director John M. Engler	Management	For	For
7	Elect Director Mickey P. Foret	Management	For	For
8	Elect Director David R. Goode	Management	For	For
9	Elect Director Paula Rosput Reynolds	Management	For	For
10	Elect Director Kenneth C. Rogers	Management	For	For
11	Elect Director Rodney E. Slater	Management	For	For
12	Elect Director Douglas M. Steenland	Management	For	For
13	Elect Director Kenneth B. Woodrow	Management	For	For
14	Ratify Auditors	Management	For	For
15	Provide for Cumulative Voting	Shareholder	Against	Against

FIDELITY CASH CENTRAL, MUNICIPAL CASH CENTRAL AND TAX-FREE CASH CENTRAL FUNDS MEETING DATE: JUL 15, 2009
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Trustee James C. Curvey	Management	For	For
1.2	Elect Trustee Albert R. Gamper, Jr.	Management	For	For
1.3	Elect Trustee Abigail P. Johnson	Management	For	For
1.4	Elect Trustee Arthur E. Johnson	Management	For	For
1.5	Elect Trustee Michael E. Kenneally	Management	For	For
1.6	Elect Trustee James H. Keyes	Management	For	For
1.7	Elect Trustee Marie L. Knowles	Management	For	For
1.8	Elect Trustee Kenneth L. Wolfe	Management	For	For

GEORGIA GULF CORPORATION MEETING DATE: MAY 18, 2010
TICKER: GGC SECURITY ID: 373200302
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Mark L. Noetzel	Management	For	For
1.2	Elect Director Stephen E. Macadam	Management	For	For
1.3	Elect Director David N. Weinstein	Management	For	For
2	Adopt Majority Voting for Uncontested Election of Directors	Management	For	For
3	Declassify the Board of Directors	Management	For	For
4	Reduce Supermajority Vote Requirement	Management	For	For
5	Ratify Auditors	Management	For	For

IMPERIAL TOBACCO GROUP PLC MEETING DATE: DEC 21, 2009
TICKER: IMT SECURITY ID: G4721V104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Note Existing Trustee Resignation; Approve Appointment of New Trustee; Sanction Abrogation of Noteholders' Rights; Authorise Existing Trustee to Execute Second Supplemental Trust Deed; Discharge Existing and New Trustee from All Liabilities	Management	For	Did Not Vote

PORTLAND GENERAL ELECTRIC COMPANY MEETING DATE: MAY 13, 2010
TICKER: POR SECURITY ID: 736508847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John W. Ballantine	Management	For	For
1.2	Elect Director Rodney L. Brown, Jr.	Management	For	For
1.3	Elect Director David A. Dietzler	Management	For	For
1.4	Elect Director Kirby A. Dyess	Management	For	For
1.5	Elect Director Peggy Y. Fowler	Management	For	For
1.6	Elect Director Mark B. Ganz	Management	For	For
1.7	Elect Director Corbin A. McNeill, Jr.	Management	For	For
1.8	Elect Director Neil J. Nelson	Management	For	For
1.9	Elect Director M. Lee Pelton	Management	For	For
1.10	Elect Director James J. Piro	Management	For	For
1.11	Elect Director Robert T.F. Reid	Management	For	For
2	Ratify Auditors	Management	For	For

REAL ESTATE CAPITAL (FOUNDATION) LIMITED MEETING DATE: SEP 9, 2009
TICKER: REACF SECURITY ID: G7394MAA1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Authorize Issuer and Note Trustee to Amend Certain Provision in Liquidity Facility Agreement	Management	For	Did Not Vote

REMY INTERNATIONAL, INC. MEETING DATE: MAY 17, 2010
TICKER: RMYI SECURITY ID: 759663107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Increase Authorized Common Stock	Management	For	Against

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Fixed-Income Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Jay Burke my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2009.

WITNESS my hand on this 1st day of June 2009.

/s/ John R. Hebble

John R. Hebble

Treasurer